DEFERRED INCOME - Schedule of deferred income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
Contractual Liabilities (costumers contracts)	R$ 1,078,029	R$ 1,016,935	R$ 963,407
Sale of goods and fixed assets	56,130	61,919
Government grants	1,180	6,714
Other	167,326	60,478
Total	1,302,665	1,146,046
Current	1,076,293	1,019,134
Non-current	R$ 226,372	R$ 126,912